Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Net Income (Loss) Per Share	The net income (loss) per share presented in the statement of operations is based on the following:
	For the Three Months Ended September 30, 2024	For the Three Months Ended September 30, 2023	For the Six Months Ended September 30, 2024	For the Six Months Ended September 30, 2023
Net income	$58,624	$52,927	$81,219	$342,114
Accretion of redeemable common stock to redemption value	(330,761)	(508,685)	(1,115,853)	(2,209,994)
Net loss including accretion of redeemable common stock to redemption value	$(272,137)	$(455,758)	$(1,034,634)	$(1,867,880)
	For the Three Months Ended September 30, 2024		For the Three Months Ended September 30, 2023
	Redeemable Common Stock	Non- Redeemable Common Stock	Redeemable Common Stock	Non- Redeemable Common Stock
Basic and diluted net loss per share:
Numerators:
Allocation of net loss	$(126,171)	$(145,966)	$(344,987)	$(110,771)
Accretion of initial and subsequent measurement of common stock subject to redemption value	330,761	—	508,685	—
Allocation of net income (loss)	$204,590	$(145,966)	$163,698	$(110,771)
Denominators:
Weighted-average shares outstanding	1,595,871	1,846,250	5,750,000	1,846,250
Basic and diluted net income (loss) per share	$0.13	$(0.08)	$0.03	$(0.06)
	For the Six Months Ended September 30, 2024		For the Six Months Ended September 30, 2023
	Redeemable Common Stock	Non- Redeemable Common Stock	Redeemable Common Stock	Non- Redeemable Common Stock
Basic and diluted net loss per share:
Numerators:
Allocation of net loss	$(648,353)	$(386,281)	$(1,413,896)	$(453,984)
Accretion of initial and subsequent measurement of common stock subject to redemption value	1,115,853	—	2,209,994	—
Allocation of net income (loss)	$467,500	$(386,281)	$796,098	$(453,984)
Denominators:
Weighted-average shares outstanding	3,098,837	1,846,250	5,750,000	1,846,250
Basic and diluted net income (loss) per share	$0.15	$(0.21)	$0.14	$(0.25)
The net income (loss) per share presented in the statement of operations is based on the following:
	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
Net income	$1,596,567	$145,511
Accretion of redeemable common stock to redemption value	(4,039,650)	(11,275,688)
Net loss including accretion of redeemable common stock to redemption value	$(2,443,083)	$(11,130,177)
	For the Year Ended March 31, 2024		For the Year Ended March 31, 2023
	Redeemable Common Stock	Non- Redeemable Common Stock	Redeemable Common Stock	Non- Redeemable Common Stock
Basic and diluted net loss per share:
Numerators:
Allocation of net loss	$(1,818,810)	$(624,273)	$(8,425,015)	$(2,705,162)
Accretion of initial and subsequent measurement of common stock subject to redemption value	4,039,650	—	11,275,688	—
Allocation of net income (loss)	$2,220,840	$(624,273)	$2,850,673	$(2,705,162)
Denominators:
Weighted-average shares outstanding	5,379,021	1,846,250	5,750,000	1,846,250
Basic and diluted net income (loss) per share	$0.41	$(0.34)	$0.50	$(1.47)